Commitments and Contingencies (Summary of Bank's Commitments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off balance sheet risk	$ 58,018	$ 54,667
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off balance sheet risk	1,106
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off balance sheet risk	$ 56,912	$ 54,667